Warranty - Schedule of Company's Warranty Accruals (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, beginning of year	$ 270	$ 257
Expense, net	149	85
Settlements	(100)	(91)
Business combination	0	12
Foreign exchange and other	(10)	7
Balance, end of year	$ 309	$ 270